COMMON STOCK, STOCK OPTIONS AND WARRANTS (Details Narrative)	1 Months Ended		9 Months Ended	12 Months Ended
	Mar. 30, 2016 USD ($) $ / shares shares	Oct. 31, 2015 Unit $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) Unit $ / shares shares	Sep. 30, 2015 USD ($) Unit $ / shares shares	Sep. 30, 2014 USD ($) Unit $ / shares shares	May 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares
Common Stock Par Value | $ / shares				$ 0.001	$ 0.001		$ 0.25
Common Stock Shares Issued | shares	29,136,839		13,000,000	73,138,060	34,117,886	13,000,000	200,000
Common stock				$ 73,138	$ 34,118		$ 50,000
Reverse acquisition of common stock | shares				5,000,000
Description of increase in authorized shares of common stock				Stockholders approved an increase in the number of shares of authorized common stock from 90,000,000 shares to 200,000,000 shares.
Description of reverse stock split

Stockholders granted the Board of Directors the authority to effect a reverse stock split of our common stock by a ratio of not less than 1-for-8 and not more than 1-for-20 at any time prior to September 15, 2017.

Deferred offering costs								$ 25,000
Banking agreement for raise cash			$ 5,100,000			$ 5,100,000
Units issued to raise cash | shares			8,500,000			8,500,000
Stock-based compensation expense			$ 470,185	$ 732,151	$ 486,271
Private Offering [Member]
Shares available for future grants | shares				4,267,230
Number of additional units sold | Unit				4,350,001	2,837,037	1,000,000
Number of additional units sold, per unit | $ / shares				$ 0.54	$ 0.54	$ 0.60
Number of units sold | Unit				266,667	200,000	3,400,067
Number of units sold, per unit | $ / shares				$ 0.60	$ 0.60	$ 0.60
Number of units sold for gross proceeds				$ 3,000,000	$ 2,509,000	$ 2,040,040
Placement Agent paid commissions and expenses				1,229,124	741,058	265,206
Other cash expenses related to private placement				81,312	142,507	$ 169,000
Derivative warrant liability				$ 1,198,564	$ 768,435
Common stock sold | shares				5,000,000
Common stock sale prise | $ / shares				$ 0.60
Common stock, value, Outstanding				$ 8,732,770
LMB [Member]
Common Stock Shares Issued | shares				29,136,839
Weighted average remaining life	10 years
Stock options granted | shares	1,068,241
Common stock exercise price per share | $ / shares	$ 0.001
Stock options purchase | shares	1,158,770
Fair value vested options	$ 461,808
Fair value unvested options	$ 461,808
Stock Options [Member]
Common stock outstanding | shares			3,300,000	8,732,770	3,900,000	3,300,000		3,300,000
Stock-based compensation expense			$ 470,185	$ 486,271	$ 732,151
Unrecognized total compensation cost related to unvested awards				$ 1,510,923
Weighted average remaining life				1 year 8 months 1 day	5 years	10 years
Stock options granted | shares	90,529	400,000			100,000	3,300,000
Common stock exercise price per share | $ / shares	$ 0.91	$ 0.54	$ 0.45		$ 0.60	$ 0.45
Weighted average options granted | $ / shares		$ 0.28			$ 0.27	$ 0.34
Number of directors | Unit		2
Stock options vested | shares	1,086,347
Estimated fair value	$ 670,242
Warrant
Common stock outstanding | shares				18,059,095
Intrinsic value of warrant				$ 1,273,985
Weighted average remaining life				3 years 9 months 7 days